OTHER PAYABLES AND OTHER CURRENT LIABILITIES - Schedule of Current and Non-current Portions of Liabilities (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
OTHER PAYABLES AND OTHER CURRENT LIABILITIES
Accrued advertising expenses	¥ 268,455		¥ 305,217
Tax payables	68,720		77,862
Deposits	60,014		55,770
Accrued service fee for IT and office support	53,285		114,762
Consideration payable to WeBank, current (Note 10)	53,162		71,309
Interest payable	50,969		39,280
Accrued service fee for transaction support	39,132		80,740
Deferred revenue	18,049		23,296
Accrued salaries and benefits	13,815		46,991
Operating lease liabilities, current	10,994		11,657
Accrued legal proceedings and litigations	420		17,812
Others	37,318		49,869
Other payables and accruals	¥ 674,333	$ 106,373	¥ 894,565